HIGHLAND FUNDS II

Highland Alpha Trend Strategies Fund	Highland Global Select Equity Fund
Highland Alternative Income Fund	Highland International Equity Fund
Highland Trend Following Fund	Highland Fixed Income Fund
Highland Global Allocation Fund	Highland Tax-Exempt Fund
Highland Dividend Equity Fund	Highland Total Return Fund
Highland Premier Growth Equity Fund	Highland Energy MLP Fund
Highland Small-Cap Equity Fund

(each, a “Fund”, collectively the “Funds”)

Supplement dated June 18, 2013 to the Statement of Additional Information for Highland Energy MLP Fund, dated February 1, 2013, as supplemented from time to time, the Statement of Addition Information for Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Trend Following Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Select Equity Fund, Highland International Equity Fund, Highland Fixed Income Fund, Highland Tax-Exempt Fund and Highland Total Return Fund, each dated February 1, 2013, as supplemented from time to time, and the Statement of Additional Information for Highland Global Allocation Fund, dated April 9, 2013, as supplemented from time to time.

This Supplement provides new and additional information beyond that contained in the Statements of Additional Information and should be read in conjunction with the Statements of Additional Information.

At a meeting held on June 7, 2013, the Board of Trustees of Highland Funds II (the “Board”) accepted, in accordance with the Funds’ retirement policy, the resignation of James F. Leary as a Trustee of the Funds, which was effective as of the date of that meeting. Effective as of June 7, 2013, the Statements of Additional Information are amended accordingly and all information relating to James F. Leary, except the information appearing in the Statements of Additional Information under “Trustees’ Compensation” and “Share Ownership,” have been removed.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE